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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-6463

            AIM International Mutual Funds

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)

            Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:             (713) 626-1919

Date of fiscal year end:             10/31

Date of reporting period:             04/30/04

INVESCO International

Core Equity Fund

Semiannual Report to Shareholders • April 30, 2004

[COVER IMAGE]

[Your goals. Our solutions.]
– Registered Trademark –	[AIM Investments Logo]
– Service Mark –

INVESCO INTERNATIONAL CORE EQUITY FUND seeks total return.

■	Unless otherwise stated, information presented is as of 4/30/04 and is based on total net assets.

INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund on November 24, 2003.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

■	Class R shares are available only to certain retirement plans. Please see the prospectus for more information.

Principal risks of investing in the fund

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest 100% of its assets in the securities of non-U.S. issuers.

■	Investing in emerging markets involves greater risk and potential reward than investing in more established markets.

About indexes used in this report

■	The unmanaged MSCI Europe, Australasia and the Far East Index (the EAFE—Registered Trademark—) is a group of foreign securities tracked by Morgan Stanley Capital International.

■	The unmanaged Lipper International Fund Index represents an average of the 30 largest international funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of international stocks.

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500—Registered Trademark—Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The unmanaged MSCI Japan Index is a market-value-weighted average of the performance of more than 300 securities on the Japanese stock exchanges tracked by Morgan Stanley Capital International.

■	The unmanaged MSCI World Index tracks the performance of approximately 50 countries covered by Morgan Stanley Capital International that are considered developed markets.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset value for shareholder transactions and the returns based on the net asset values may differ from the net asset values and returns reported in the Financial Highlights.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-959-4246, or on the AIM Web site, AIMinvestments.com.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured    May lose value    No bank guarantee

AIMinvestments.com

TO OUR SHAREHOLDERS

Dear Fellow Shareholder in The AIM Family of Funds—Registered Trademark—:

[GRAHAM PHOTO]	For most of the six-month period covered by this report, major stock market indexes delivered positive performance as economies strengthened both here and abroad. In the United States, gross domestic product steadily improved, while overseas, economic recovery took hold, especially in Asia. In March and April, however, markets lagged as concerns arose about geopolitical events and the possibility that the U.S.
Federal Reserve may raise interest rates.

Robert H. Graham

Additionally, what’s known as a sector rotation took place. During much of 2003, the information technology sector was the favorite of U.S. and foreign investors. The sector’s performance turned negative early in 2004, however, as investors switched to more defensive sectors they tend to favor when conditions seem uncertain. For the last month of the reporting period, only three sectors of the 10 in the S&P 500 Index produced positive returns, including health care and consumer staples. The third positive sector was energy, riding the wave of rising oil and gas prices. Stocks in the MSCI World Index displayed a similar performance pattern, reflecting the global nature of the rotation.

The case for mutual fund investing

A period like the one covered by this report is a prime argument for the long-term perspective mutual fund companies always advocate. As we have said on many occasions, no one can consistently predict how markets will perform. And because markets can move with such abruptness, missing out on a few of the best days in the market can diminish your long-term results significantly. Staying invested, we believe, is the best strategy.

The market volatility experienced over the past six months is also a powerful argument for the diversification offered by mutual funds. For a modest initial investment, mutual fund shareholders can diversify across asset classes, regions, investment styles and market capitalizations. Diversification can offer protection during market downturns because a portfolio made up of a broad spectrum of investments will not bear the full brunt of the decline in any particular security, market, or sector.

Visit AIMInvestments.com for regulatory updates

For the latest information about ongoing regulatory matters, including proposed rules and regulations regarding the mutual fund industry, please visit our Web site, AIMinvestments.com. We continue to post updates as information becomes available. We also encourage you to visit our Web site for general investing information, performance updates on our funds, and market and economic commentary from our financial experts.

For information on how your fund performed and was managed during the six months covered by this report, please read your fund managers’ discussion on the following pages. We hope you find it informative.

As always, AIM is committed to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman and President
May 26, 2004

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Fund benefited from upturn in overseas markets

For the six months ended April 30, 2004, INVESCO International Core Equity Fund Investor Class shares returned 12.21% at net asset value. Investor class shares have no front-end or contingent deferred sales charges; therefore performance is at net asset value. Performance for other class shares can be found on page 3. The fund outperformed the Lipper International Fund Index, which returned 10.98%. Returns for well-established companies in which the fund typically invests improved in recent months, boosting performance. The fund slightly underperformed the MSCI EAFE Index, which returned 12.39%, primarily because of our underweight position, relative to the index, in the United Kingdom and Australia, whose currencies appreciated over the reporting period.

Market conditions

International equity markets rallied through much of the reporting period, producing double the return of U. S. stocks, with the EAFE exceeding the S&P 500 Index by more than six percentage points. Late in the reporting period, however, markets around the world declined as a result of the March 11 terrorist attack in Madrid, China’s efforts to slow down its economy, rising oil prices and the possibility of future interest rate hikes.

In Asia, Japan’s economy showed signs of recovery as export growth increased dramatically and deflationary pressures eased. Amid growing economic optimism, Japanese stocks represented by the MSCI Japan Index returned 12.85% for the reporting period.

Economic conditions in the euro zone also improved but at a slower pace than in many other regions. Euro zone manufacturing production increased in late 2003, and retail sales rose strongly in January after declines during the previous two months. A survey of purchasing managers showed improvement in the euro zone economy for eight out of nine months through March 2004. In contrast to euro zone’s slow-paced recovery, economic activity in the United Kingdom remained robust, supported by renewed strength in the housing market and resilient consumer spending.

Monetary policy remained accommodative in many countries, including in the euro zone region, where short-term interest rates remained unchanged at 2%. The Bank of Canada reduced rates three times, leaving its benchmark at 2%. The Bank of Japan also continued to pursue an easing policy. But a monetary tightening cycle began in a few places, notably the United Kingdom and Australia, where central banks raised interest rates during the reporting period.

At the close of the reporting period, the fund held well-established companies with financially sound track records, with most of them based in Western Europe and Japan.

Although the U.S. dollar showed pockets of strength late in the reporting period, for the most part foreign currencies, including the euro, British pound and Australian dollar, appreciated

TOP 10 EQUITYHOLDINGS*

1. BP PLC (United Kingdom)	2.7%
2. Total S.A.- ADR (France)	2.5
3. Cadbury Schweppes PLC (United Kingdom)	2.3
4. Danske Bank A.S. (Denmark)	2.2
5. Compagnie Generale des Etablissments Michelin–Class B (France)	2.2
6. Sony Corp.- ADR (Japan)	2.2
7. Diageo PLC (United Kingdom)	2.2
8. Eni S.p.A – ADR (Italy)	2.1
9. Takeda Chemical Industries, Ltd. (Japan)	2.1
10. GlaxoSmithKline PLC-ADR	2.0

TOP 10 INDUSTRIES*

1. Diversified Banks	12.3%
2. Integrated Oil & Gas	11.2
3. Pharmaceuticals	9.4
4. Integrated Telecommunication Services	7.0
5. Packaged Foods & Meats	5.1
6. Consumer Electronics	3.5
7. Electric Utilities	3.5
8. Paper Products	2.7
9. Electronic Equipment Manufacturers	2.7
10. Photographic Products	2.5

TOP 10 COUNTRIES*

1. United Kingdom	22.2%
2. Japan	20.5
3. Switzerland	10.4
4. Netherlands	9.9
5. France	6.3
6. Finland	4.7
7. Germany	3.3
8. Sweden	2.7
9. Spain	2.4
10. South Korea	2.3

*	Excludes money market fund holdings. The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

2

against the dollar. Some Asian banks, including the Bank of Japan, intervened heavily in foreign exchange markets to limit the appreciation of their currencies versus the dollar.

Your fund

Our bottom-up investment strategy focused on a company’s management, business model, and growth potential rather than on economic, sector or global trends. Consequently, changes to the portfolio were stock-specific and based on valuation opportunity rather than country or sector selection. That being said, our goal was to be well diversified by both country and sector.

At the close of the reporting period, the fund held companies that we consider well-established with financially sound track records, with most of them based in Western Europe and Japan. The fund also held stocks in emerging market companies that met our investment criteria.

Sectors that performed well for the fund included energy, consumer staples and industrials. Financials and utilities detracted from fund performance.

During the reporting period, we increased our holdings in the industrials sector with the addition of:

•	London-based BAA PLC, the world’s leading operator of commercial airports;

•	Hutchison Whampoa, a Hong Kong company with extensive holdings in retailing and manufacturing, ports, energy, telecommunications, infrastructure, hotels and real estate.

We reduced our weighting in the materials sector by selling our holdings of Canadian mining company Barrick Gold and Australian natural resource company BHP Billiton. We also reduced our position in Scottish Power in the utilities sector.

Stocks that performed well during the reporting period included:

•	British Petroleum (BP), the London-based oil and gas producer and refiner, which benefited from strong oil prices;

•	Syngenta, a Swiss company that produces crop protection products and seeds, which benefited from new product introductions and continuing cost efficiencies;

•	Cadbury Schweppes, the London-based candy and beverage manufacturer, which integrated acquisitions successfully and returned better than expected earnings.

Detracting from fund performance were:

•	Nokia Corporation, which experienced a drop in sales of its mobile phones during the first quarter of 2004;

•	Korea Electric Power, which had a disappointing core performance;

•	China Life Insurance Company, which was undergoing investigations by the China National Audit Office, subsequently settled, and the SEC.

In closing

We continued to position the fund to participate fully in the continuing improvement in overseas markets and are pleased to report the fund’s solid performance for the reporting period. We continue to work diligently to achieve total return for our shareholders through both capital appreciation and current income.

See important fund and index disclosures inside front cover.

The fund is team managed by INVESCO Global Asset Management (N.A.), Inc.

[ARROW BUTTON IMAGE]

For More Information Visit AIMinvestments.com

FUND VS. INDEXES

Total returns, 10/31/03–4/30/04, excluding applicable front-end or contingent deferred sales charges. If sales charges were included, returns would be lower.

Class A Shares	12.28%
Class B Shares	11.87
Class C Shares	12.14
Investor Class Shares	12.21
Class R Shares**	10.26
MSCI EAFE Index
(Style-Specific Index)	12.39
Lipper International Fund Index
(Peer Group Index)	10.98
Source: Lipper, Inc.
TOTAL NUMBER OF HOLDINGS*	76
TOTAL NET ASSETS	$175.3 million

**Cumulative	return since inception on 11/24/03

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn the page.

3

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for the period ended 4/30/04, the close of the six-month period covered by this report. As required by industry regulations, we also present long-term performance for the period ended 3/31/04, the most recent calendar quarter-end.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 4/30/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	1.83%
1 Year	25.11

Class B Shares
Inception (3/28/02)	2.86%
1 Year	26.70

Class C Shares
Inception (2/14/00)	-3.29%
1 Year	31.12

Investor Class Shares
Inception (10/28/98)	2.11%
5 Years	1.16
1 Year	32.60

Class R Shares*
Inception (11/24/03)	10.26%

AVERAGE ANNUAL TOTAL RETURNS

As of 3/31/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	2.83%
1 Year	38.31

Class B Shares
Inception (3/28/02)	3.95%
1 Year	40.51

Class C Shares
Inception (2/14/00)	-2.94%
1 Year	44.96

Investor Class Shares
Inception (10/28/98)	2.50%
5 Years	1.95
1 Year	46.92

Class R Shares*
Inception (11/24/03)	12.18%

*	Cumulative return that has not been annualized.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or CDSC; therefore, performance shown is at net asset value. Class R shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.75% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses for Class A, Class B, Class C and Investor Class Shares, performance would have been lower.

A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the fund within 30 days of purchase. Exceptions to the redemption fee are listed in the fund’s prospectus.

4

FINANCIALS

Schedule of Investments

April 30, 2004

(Unaudited)

	Shares	Market Value
Foreign Stocks & Other Equity Interests–99.24%

Australia–1.88%
National Australia Bank Ltd. (Diversified Banks)(a)	87,500	$1,862,928
National Australia Bank Ltd.–ADR (Diversified Banks)(a)	13,400	1,434,470
		3,297,398

Belgium–0.96%
Belgacom S.A. (Integrated Telecommunication Services)(b)	55,600	1,684,921

Canada–1.42%
EnCana Corp. (Oil & Gas Exploration & Production)(a)	63,400	2,486,909

China–0.85%
China Life Insurance Co., Ltd.–ADR (Life & Health Insurance)(a)(b)	68,300	1,499,868

Denmark–2.20%
Danske Bank A.S. (Diversified Banks)(c)	172,500	3,855,497

Finland–4.67%
Nokia Oyj (Communications Equipment)(a)(c)	241,150	3,370,116
Stora Enso Oyj–Class R (Paper Products)(c)	224,500	3,013,141
UPM–Kymmene Oyj (Paper Products)(c)	98,400	1,803,394
		8,186,651

France–6.32%
Compagnie Generale des Etablissements Michelin–Class B (Tires & Rubber)(a)(c)	82,700	3,842,629
Societe Generale–ADR (Diversified Banks)(a)	174,700	2,910,974
Total S.A.–ADR (Integrated Oil & Gas)	47,000	4,329,640
		11,083,243

Germany–3.27%
BASF A.G. (Diversified Chemicals)(c)	22,000	1,129,162
BASF A.G.–ADR (Diversified Chemicals)	45,600	2,360,712
Deutsche Bank A.G. (Diversified Capital Markets)(a)(c)	8,900	729,263
Deutsche Bank A.G. (Diversified Capital Markets)(a)	18,400	1,509,352
		5,728,489

Hong Kong–0.94%
Hutchison Whampoa Ltd. (Industrial Conglomerates)	245,100	1,649,754

Italy–2.13%
Eni S.p.A–ADR (Integrated Oil & Gas)(a)	36,700	3,738,996

Japan–20.46%
Canon Inc. (Office Electronics)	19,000	995,566
Canon Inc.–ADR (Office Electronics)(b)	39,600	2,071,476
Eisai Co., Ltd. (Pharmaceuticals)	58,300	1,487,837

	Shares	Market Value

Japan–(Continued)
Fuji Photo Film Co., Ltd. (Photographic Products)	44,000	$1,413,575
Fuji Photo Film Co., Ltd.–ADR (Photographic Products)	94,600	3,017,740
Hitachi, Ltd.–ADR (Electronic Equipment Manufacturers)	35,350	2,516,920
Ito–Yokado Co., Ltd. (Hypermarket & Super Centers)	48,000	1,993,846
Kao Corp. (Household Products)	122,000	2,909,231
Millea Holdings, Inc. (Property & Casualty Insurance)(b)	114	1,619,728
Nintendo Co., Ltd. (Home Entertainment Software)	28,300	2,668,652
Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	380	1,994,570
Nippon Telegraph & Telephone Corp.–ADR (Integrated Telecommunication Services)	35,200	914,144
Sony Corp.–ADR (Consumer Electronics)	98,500	3,782,400
Takeda Chemical Industries, Ltd. (Pharmaceuticals)	92,500	3,725,113
TDK Corp. (Electronic Equipment Manufacturers)	30,000	2,139,366
Toyota Motor Corp. (Automobile Manufacturers)	73,000	2,635,928
		35,886,092

Mexico–1.78%
Telefonos de Mexico S.A. de C.V.–ADR (Integrated Telecommunication Services)	91,700	3,130,638

Netherlands–9.94%
ABN AMRO Holding N.V. (Diversified Banks)(a)(c)	63,300	1,360,889
ABN AMRO Holding N.V.–ADR (Diversified Banks)	24,600	522,996
Aegon N.V. (Life & Health Insurance)(a)(c)	207,100	2,676,352
DSM N.V. (Specialty Chemicals)(c)	56,920	2,714,258
ING Groep N.V.–ADR (Other Diversified Financial Services)	127,400	2,703,428
ING Groep N.V.–Dutch Ctfs. (Other Diversified Financial Services)(a)(c)	19,950	422,580
Koninklijke (Royal) Philips Electronics N.V.–New York Shares (Consumer Electronics)	90,500	2,426,305
Royal Dutch Petroleum Co.–New York Shares (Integrated Oil & Gas)	42,300	2,058,318
TPG N.V. (Air Freight & Logistics)(c)	118,350	2,542,019
		17,427,145

Norway–1.17%
Statoil A.S.A. (Integrated Oil & Gas)(a)(c)	165,000	2,060,534

Portugal–1.17%
Portugal Telecom, SGPS, S.A.–ADR (Integrated Telecommunication Services)	188,700	2,043,621

South Korea–2.32%
Korea Electric Power Corp.–ADR (Electric Utilities)(a)	174,800	1,641,372
KT Corp.–ADR (Integrated Telecommunication Services)(a)	131,600	2,434,600
		4,075,972

	Shares	Market Value

Spain–2.41%
Endesa, S.A.–ADR (Electric Utilities)	126,100	$2,312,674
Repsol YPF, S.A.–ADR (Integrated Oil & Gas)	91,300	1,906,344
		4,219,018

Sweden–2.71%
Nordea Bank A.B. (Diversified Banks)(c)	278,200	1,862,222
Volvo A.B.–Class B (Construction & Farm Machinery & Heavy Trucks)(a)(b)(c)	84,700	2,892,030
		4,754,252

Switzerland–10.43%
Compagnie Financiere Richemont A.G. (Apparel, Accessories & Luxury Goods)(c)(d)	55,000	1,405,095
Nestle S.A. (Packaged Foods & Meats)(a)(c)	6,500	1,640,727
Nestle S.A.–ADR (Packaged Foods & Meats)	54,100	3,421,408
Novartis A.G. (Pharmaceuticals)(c)	32,600	1,456,242
Novartis A.G.–ADR (Pharmaceuticals)	70,600	3,162,880
Roche Holding A.G. (Pharmaceuticals)(c)	22,750	2,378,637
Syngenta A.G. (Fertilizers & Agricultural Chemicals)(c)	23,450	1,870,291
Zurich Financial Services A.G. (Multi-Line Insurance)(c)	18,800	2,953,786
		18,289,066

United Kingdom–22.21%
Abbey National PLC (Diversified Banks)(c)	263,900	2,114,540
BAA PLC (Airport Services)(c)	188,900	1,741,877
BAE SYSTEMS PLC (Aerospace & Defense)(c)	791,600	2,936,538
BP PLC (Integrated Oil & Gas)(c)	537,000	4,659,533
Cadbury Schweppes PLC (Packaged Foods & Meats)(c)	495,500	3,953,594
Diageo PLC (Distillers & Vintners)(c)	281,400	3,773,622
GlaxoSmithKline PLC (Pharmaceuticals)(c)	34,000	702,557

	Shares	Market Value

United Kingdom–(Continued)
GlaxoSmithKline PLC–ADR (Pharmaceuticals)	85,000	$3,570,000
HSBC Holdings PLC (Diversified Banks)(b)(c)	22,400	320,149
HSBC Holdings PLC–ADR (Diversified Banks)	34,400	2,480,240
Kingfisher PLC (Home Improvement Retail)(c)	495,000	2,481,677
Marks & Spencer Group PLC (Department Stores)(c)	266,771	1,304,406
Reed Elsevier PLC (Publishing)(c)	316,600	2,939,982
Royal Bank of Scotland Group PLC (Diversified Banks)(c)	95,900	2,872,093
Scottish Power PLC (Electric Utilities)(c)	312,300	2,125,370
Shell Transport & Trading Co. PLC–ADR (Integrated Oil & Gas)(a)	23,100	971,817
		38,947,995
Total Foreign Stocks & Other Equity Interests (Cost $141,545,687)		174,046,059
Money Market Funds–0.80%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $1,397,340)(e)	1,397,340	1,397,340
TOTAL INVESTMENTS–100.04% (excluding investments purchased with cash collateral from securities loaned) (Cost $142,943,027)		175,443,399
Investments Purchased with Cash Collateral from Securities Loaned

Money Market Funds–12.40%
INVESCO Treasurer’s Money Market Reserve Fund(e)(f)	21,749,861	21,749,861
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $21,749,861)		21,749,861
TOTAL INVESTMENTS–112.44% (Cost $164,692,888)		197,193,260
OTHER ASSETS LESS LIABILITIES–(12.44%)		(21,821,857)
NET ASSETS–100.00%		$175,371,403

Investment Abbreviations:

ADR – American	Depositary Receipt
Ctfs. – Certificates

Notes to Schedule of Investments:

(a)	All or portion of this security has been pledged as collateral for securities lending transactions at April 30, 2004.
(b)	Non-income producing security.
(c)	Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at 04/30/04 was $77,904,802 which represented 39.51% of the Fund’s total investments. See Note 1A.
(d)	Consists of more than one class of securities traded together as a unit.
(e)	The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(f)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

April 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $141,545,687)*	$174,046,059
Investments in affiliated money market funds (cost $23,147,201)	23,147,201
Total investments (cost $164,692,888)	197,193,260
Foreign currencies, at value (cost $23,561)	26,303
Receivables for:
Fund shares sold	456,070
Dividends	1,188,097
Investment for deferred compensation and retirement plans	42,363
Other assets	27,088
Total assets	198,933,181

Liabilities:
Payables for:
Investments purchased	1,207,822
Fund shares reacquired	313,879
Dividends	209
Deferred compensation and retirement plans	48,639
Collateral upon return of securities loaned	21,749,861
Accrued distribution fees	80,271
Accrued trustees’ fees	799
Accrued transfer agent fees	133,308
Accrued operating expenses	26,990
Total liabilities	23,561,778
Net assets applicable to shares outstanding	$175,371,403

Net assets consist of:
Shares of beneficial interest	$147,821,748
Undistributed net investment income	539,517
Undistributed net realized gain (loss) from investment securities and foreign currencies	(5,480,296)
Unrealized appreciation of investment securities and foreign currencies	32,490,434
$175,371,403

Net Assets:
Class A	$61,276,246
Class B	$23,787,103
Class C	$37,643,670
Class R	$1,569,725
Investor Class	$50,947,607
Institutional Class	$147,052

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	6,264,621
Class B	2,444,116
Class C	3,946,346
Class R	160,492
Investor Class	5,154,386
Institutional Class	15,036
Class A :
Net asset value per share	$9.78
Offering price per share:
(Net asset value of $9.78 ÷ 94.50%)	$10.35
Class B :
Net asset value and offering price per share	$9.73
Class C :
Net asset value and offering price per share	$9.54
Class R:
Net asset value and offering price per share	$9.78
Investor Class:
Net asset value and offering price per share	$9.88
Institutional Class:
Net asset value and offering price per share	$9.78

*	At April 30, 2004, securities with an aggregate market value of $20,880,836 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

For the six months ended April 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $311,012)	$2,351,164
Dividends from affiliated money market funds*	60,292
Total investment income	2,411,456

Expenses:
Advisory fees	608,721
Administrative services fees	44,140
Custodian fees	59,137
Distribution fees:
Class A	92,482
Class B	105,503
Class C	177,578
Class R	3,161
Investor Class	64,498
Transfer agent fees:
Class A	140,648
Class B	66,189
Class C	67,761
Class R	2,733
Investor Class	181,461
Trustees’ fees	7,993
Other	151,031
Total expenses	1,773,036
Less: Fees waived and expense reimbursed	(33,103)
Net expenses	1,739,933
Net investment income	671,523

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	6,025,113
Foreign currencies	(85,491)
5,939,622
Change in net unrealized appreciation (depreciation) of:
Investment securities	12,066,320
Foreign currencies	(23,148)
12,043,172
Net gain from investment securities and foreign currencies	17,982,794
Net increase in net assets resulting from operations	$18,654,317

*	Dividends from affiliated money market funds are net of fees paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the six months ended April 30, 2004 and the year ended October 31, 2003

(Unaudited)

	April 30, 2004	October 31, 2003

Operations:
Net investment income	$671,523	$346,947
Net realized gain (loss) from investment securities and foreign currencies	5,939,622	(1,779,390)
Change in net unrealized appreciation of investment securities and foreign currencies	12,043,172	10,787,945
Net increase in net assets resulting from operations	18,654,317	9,355,502
Distributions to shareholders from net investment income:
Class A	(186,773)	(6,568)
Class B	(58,086)	(990)
Class C	(103,967)	—
Class R	(3,839)	—
Investor Class	(137,556)	(111,474)
Decrease in net assets resulting from distributions	(490,221)	(119,032)
Share transactions–net:
Class A	53,361,481	(1,891,150)
Class B	20,884,906	419,499
Class C	30,899,178	905,563
Class R	1,442,430	—
Investor Class	(1,661,704)	(1,299,347)
Institutional Class	147,052	—
Net increase (decrease) in net assets resulting from share transactions	105,073,343	(1,865,435)
Net increase in net assets	123,237,439	7,371,035

Net assets:
Beginning of period	52,133,964	44,762,929
End of period (including undistributed net investment income of $539,517 and $358,215 for 2004 and 2003, respectively)	$175,371,403	$52,133,964

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

April 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO International Core Equity Fund, formerly INVESCO International Blue Chip Value Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. On November 25, 2003, the Fund was restructured from a separate series of AIM International Funds, Inc. II, formerly known as INVESCO International Funds, Inc., to a new series portfolio of the Trust.

The Fund’s investment objective is to seek total return. Companies are listed in the Schedule of Investments based on the country in which they are organized.

Under the Trust’s organizational documents, the Fund’s officers, trustees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”). Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the SEC, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

C.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transactions costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in the net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Redemption Fees — Effective November 24, 2003, the Fund instituted a 2% redemption fee on certain share classes that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions, including exchanges of shares held less than 30 days. The redemption fee is accounted for as an addition to shares of beneficial interest by the Fund and is allocated among the share classes based on the relative net assets of each class.
F.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I.	Expenses — Until March 31, 2004, each class bore expenses incurred specifically on its behalf (including Rule 12b-1 plan fees) and, in addition, each class bore a portion of general expenses, based on relative net assets of each class. Effective April 1, 2004, fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $500 million	0.75%
From $500 million to $1 billion	0.65%
From $1 billion to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

For the period November 25, 2003 through April 30, 2004, the Fund paid advisory fees to AIM of $579,861. Prior to November 25, 2003, INVESCO Funds Group, Inc. (“IFG”) served as investment advisor to the Fund under a prior investment advisory agreement. For the period November 1, 2003 through November 24, 2003, the Fund paid advisory fees under similar terms to IFG of $28,860. AIM has entered into a sub-advisory agreement with INVESCO Global Asset Management (N.A.), Inc. (“IGAM”) whereby AIM pays INVESCO 40% of the fee paid by the Fund to AIM.

The Fund’s advisor has contractually agreed to waive advisory fees or reimburse expenses of Class A, Class B, Class C, Class R and Institutional Class shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.10%, 2.75%, 2.75%, 2.25% and 1.75%, respectively. This expense limitation agreement is in effect through October 31, 2004. Additionally, the advisor has agreed to further limit the Total Annual Fund Operating Expenses of Class B to 2.68% through November 23, 2004. In addition, the Fund’s advisor has voluntarily agreed to waive advisory fees or reimburse expenses of Investor Class shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.00%. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the cap: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), as defined in the Financial Accounting Standard’s Board’s Generally Accepted Accounting Principles or as approved by the Fund’s board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. During the six months ended April 30, 2004, AIM and IFG did not make any reimbursements under the expense limitation agreement. Voluntary fee waivers or reimbursements may be modified or discontinued at any time without further notice to investors upon consultation with the Board of Trustees. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in money market funds with cash collateral from securities loaned by the Fund). For the period November 6, 2003 through April 30, 2004, AIM waived fees of $498.

For the period November 25, 2003 through April 30, 2004, AIM reimbursed transfer agency expenses of the Fund of $561, $657, $1,818, $0, $0 and $0 for Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares respectively. Prior to November 25, 2003, IFG reimbursed transfer agency expenses of the Fund of $2,245, $3,512, $7,901, $0, $15,911 and $0 for Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares, respectively.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the period November 25, 2003 through April 30, 2004, AIM was paid $39,109 for such services. Prior to November 25, 2003, the Trust had an administrative services agreement with IFG. For the period November 1, 2003 through November 24, 2003, under similar terms, IFG was paid $5,031 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”), formerly known as A I M Fund Services, Inc., a fee for providing transfer agency and shareholder services to the Fund. Prior to October 1, 2003, the Trust had a transfer agency and service agreement with IFG. For the six months ended April, 30, 2004, IFG retained $21,413 for services rendered under similar terms during the time of the agreement. For the six months ended April 30, 2004, AISI retained $437,380 for such services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class R, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the period November 1, 2003 through April 30, 2004, the Class A, Class B, Class C, Class R and Investor Class shares paid AIM Distributors $92,482, $105,503, $177,578, $3,161 and $64,498, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the six months ended April 30, 2004, AIM Distributors advised the Fund that it retained $3,759 in front-end sales commissions from the sale of Class A shares and $1, $136, $927 and $0 from Class A, Class B, Class C and Class R shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, IGAM and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. Each day the prior day’s balance invested in the affiliated money market fund is redeemed in full and a new purchase amount is submitted to invest the current day’s available cash and/or cash collateral received from securities lending transactions. The tables below show the transactions in and earnings from investments in affiliated money market funds for the period ended April 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 10/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 04/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$1,745,802	$25,131,593	$(25,480,055)	$—	$1,397,340	$17,594	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 10/31/03	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 04/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$982,871	$96,472,355	$(75,705,365)	$—	$21,749,861	$42,698	$—
Total	$2,728,673	$121,603,948	$(101,185,420)	$—	$23,147,201	$60,292	$—
*	Dividend income is net of fees paid to security lending counterparties of $30,386.

NOTE 4—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended April 30, 2004, the Fund paid legal fees of $881 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to

NOTE 5—Borrowings (continued)

market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended April 30, 2004.

Effective December 9, 2003, the Fund became a participant in an uncommitted unsecured revolving credit facility with State Street Bank and

Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended April 30, 2004.

The Fund had available a committed Redemption Line of Credit Facility (“LOC”), from a consortium of national banks, to be used for temporary or emergency purposes to meet redemption needs. The LOC permitted borrowings to a maximum of 10% of the net assets at value of the Fund. Each fund agreed to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. The funds which were party to the LOC were charged a commitment fee of 0.10% on the unused balance of the committed line. The Fund did not borrow under the LOC during the period until its expiration date on December 3, 2003.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6—Portfolio Securities Loaned

The Fund has entered into a securities lending agreement with SSB. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to SSB or to the borrower from lending transactions. In exchange for such fees, SSB is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by SSB in an affiliated money market fund. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

At April 30, 2004, securities with an aggregate value of $20,880,836 were on loan to brokers. The loans were secured by cash collateral of $21,749,861 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended April 30, 2004, the Fund received dividends on cash collateral net of fees paid to counterparties of $42,698 for securities lending transactions.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be updated at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transaction and other activity after that date may affect the amount of capital loss carry forward actually available for the Fund to utilize. The ability to use capital loss carryforward may be limited under the Internal Revenue Code and related regulations.

The Fund has a capital loss carryforward for tax purposes as of October 31, 2003 which expires as follows:

Expiration	Capital Loss Carryforward*
October 31, 2009	$3,768,945
October 31, 2010	3,338,725
October 31, 2011	318,021
Total capital loss carryforward	$7,425,691

* Any capital loss carryforward listed is reduced for limitations if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2004 was $22,948,385 and $25,020,584, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,170,610
Aggregate unrealized (depreciation) of investment securities	(8,300,467)
Net unrealized appreciation of investment securities	$24,870,143

Cost of investments for tax purposes is $172,323,117.

NOTE 9—Share Information

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class R, Investor Class and Institutional Class shares are sold at net asset value. Under some circumstances, Class A shares and Class R shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding
	Six months ended April 30, 2004		Year ended October 31, 2003
	Shares	Amount	Shares	Amount
Sold:
Class A	1,348,044	$12,668,000	11,803,712	$91,708,713
Class B	574,100	5,271,010	94,870	745,286
Class C	366,824	3,486,689	5,685,940	41,466,394
Class R*	48,788	471,361	—	—
Investor Class	947,665	9,221,425	2,285,934	17,798,452
Institutional Class**	15,036	147,052	—	—
Issued as reinvestment of dividends:
Class A	17,698	156,983	735	6,423
Class B	5,565	49,260	113	988
Class C	6,021	52,142	—	—
Class R*	420	3,730	—	—
Investor Class	11,869	106,340	9,937	87,741
Issued in connection with acquisitions:***
Class A	5,517,421	48,731,245	—	—
Class B	2,132,563	18,784,595	—	—
Class C	4,224,998	36,433,079	—	—
Class R*	127,020	1,121,998	—	—
Automatic conversion of Class B shares to Class A shares:****
Class A	77,476	760,366	—	—
Class B	(77,762)	(760,366)	—	—
Reacquired:*****
Class A	(928,755)	(8,955,113)	(11,974,236)	(93,606,691)
Class B	(256,007)	(2,459,593)	(40,820)	(326,822)
Class C	(957,217)	(9,072,732)	(5,535,854)	(40,561,148)
Class R*	(15,736)	(154,659)	—	—
Investor Class	(1,120,313)	(10,989,469)	(2,506,238)	(19,191,624)
	12,065,718	$105,073,343	(175,907)	$(1,872,288)
*	Class R shares commenced sales on November 24, 2003.
**	Institutional Class shares commenced sales on April 30, 2004.
***	As of the opening of business on November 24, 2003, the Fund acquired all of the net assets of AIM International Core Equity Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 9, 2003 and AIM International Core Equity Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 12,002,001 shares of the Fund for 7,980,438 shares of AIM International Core Equity Fund outstanding as of the close of business November 21, 2003. AIM International Core Equity Fund net assets at that date of $105,070,917 including $15,892,958 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $59,505,921.
****	Prior to the six months ended April 30, 2004, conversion of Class B shares to Class A shares were included in Class shares sold and Class B shares reacquired.
*****	Amount is net of redemption fees of $637, $254, $428, $18, $623 and $2 for Class A, Class B, Class C, Class R, Investor Class and Institutional shares for 2004 and $406, $46, $317 and $6,084 for Class A, Class B, Class C and Investor Class shares for 2003, respectively.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended April 30, 2004		Year ended October 31, 2003	March 28, 2002 (Date sales commenced) to October 31, 2002
Net asset value, beginning of period	$8.74		$7.31	$8.96
Income from investment operations:
Net investment income	0.05	(a)	0.07 (a)	0.01
Net gains (losses) on securities (both realized and unrealized)	1.02		1.39	(1.66)
Total from investment operations	1.07		1.46	(1.65)
Less dividends from net investment income	(0.03)		(0.03)	—
Redemption fees added to shares of beneficial interest	0.00		0.00	0.00
Net asset value, end of period	$9.78		$8.74	$7.31
Total return(b)	12.28%		19.96%	(18.42)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$61,276		$2,033	$2,944
Ratio of expenses to average net assets:
With expense reimbursements	1.93	(c)	1.87	1.48	(d)
Without expense reimbursements	1.94	(c)	—	—
Ratio of net investment income to average net assets	1.04	%(c)	0.91%	0.47	%(d)
Portfolio turnover rate(e)	38%		51%	44%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $53,137,164.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 10—Financial Highlights (continued)

	Class B
	Six months ended April 30, 2004		Year ended October 31, 2003	March 28, 2002 (Date sales commenced) to October 31, 2002
Net asset value, beginning of period	$8.72		$7.31	$8.96
Income from investment operations:
Net investment income (loss)	0.01	(a)	0.00 (a)	(0.01	)(a)
Net gains (losses) on securities (both realized and unrealized)	1.02		1.43	(1.64)
Total from investment operations	1.03		1.43	(1.65)
Less dividends from net investment income	(0.02)		(0.02)	—
Redemption fees added to shares of beneficial interest	0.00		0.00	0.00
Net asset value, end of period	$9.73		$8.72	$7.31
Total return(b)	11.87%		19.50%	(18.42)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$23,787		$573	$84
Ratio of expenses to average net assets:
With expense reimbursements	2.67	%(c)	2.75%	2.60	%(d)
Without expense reimbursements	2.71	%(c)	4.13%	2.60	%(d)
Ratio of net investment income (loss) to average net assets	0.30	%(c)	0.03%	(0.14	)%(d)
Portfolio turnover rate(e)	38%		51%	44%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $21,216,628.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 10—Financial Highlights (continued)

	Class C
	Six months ended April 30, 2004		Year ended October 31,			February 14, 2000 (Date sales commenced) to October 31, 2000
			2003	2002	2001
Net asset value, beginning of period	$8.53		$7.16	$8.06	$11.14	$12.06
Income from investment operations:
Net investment income (loss)	0.03	(a)	0.00 (a)	(0.02)	(0.02)	(0.04	)(a)
Net gains (losses) on securities (both realized and unrealized)	1.00		1.37	(0.88)	(2.12)	(0.88)
Total from investment operations	1.03		1.37	(0.90)	(2.14)	(0.92)
Less distributions:
Dividends from net investment income	(0.02)		—	—	(0.00)	—
Distributions from net realized gains	—		—	—	(0.94)	—
Total distributions	(0.02)		—	—	(0.94)	—
Redemption fees added to shares of beneficial interest	0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$9.54		$8.53	$7.16	$8.06	$11.14
Total return(b)	12.14%		19.13%	(11.17)%	(20.75)%	(7.63)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$37,644		$2,608	$1,115	$1,272	$1,082
Ratio of expenses to average net assets:
With expense reimbursements	2.40	%(c)	2.75%	2.75%	2.76%	2.47	%(d)
Without expense reimbursements	2.46	%(c)	4.14%	3.52%	3.02%	2.47	%(d)
Ratio of net investment income (loss) to average net assets	0.57	%(c)	0.03%	(0.43)%	(0.62)%	(0.56	)%(d)
Portfolio turnover rate(e)	38%		51%	44%	54%	59%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $35,710,652.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 10—Financial Highlights (continued)

	Investor Class
	Six months ended April 30, 2004		Year ended October 31,
			2003	2002	2001	2000	1999
Net asset value, beginning of period	$8.83		$7.35	$8.17	$11.16	$11.23	$10.02
Income from investment operations:
Net investment income (loss)	0.05	(a)	0.06 (a)	0.05	0.03	(0.01)	0.02
Net gains (losses) on securities (both realized and unrealized)	1.05		1.44	(0.87)	(2.07)	0.27	1.21
Total from investment operations	1.10		1.50	(0.82)	(2.04)	0.26	1.23
Less distributions:
Dividends from net investment income	(0.05)		(0.02)	—	(0.01)	(0.05)	(0.02)
Distributions from net realized gains	—		—	—	(0.94)	(0.28)	(0.00)
Total distributions	(0.05)		(0.02)	—	(0.95)	(0.33)	(0.02)
Redemption fees added to shares of beneficial interest	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$9.88		$8.83	$7.35	$8.17	$11.16	$11.23
Total return(b)	12.21%		20.42%	(10.04)%	(19.74)%	2.66%	11.77%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$50,948		$46,920	$40,620	$46,562	$61,708	$51,710
Ratio of expenses to average net assets:
With expense reimbursements	1.97	%(c)	2.00%	1.99%	1.89%	2.04%	2.09%
Without expense reimbursements	2.04	%(c)	2.26%	1.99%	1.89%	2.04%	2.56%
Ratio of net investment income (loss) to average net assets	1.00	%(c)	0.78%	0.42%	0.12%	(0.37)%	0.30%
Portfolio turnover rate(d)	38%		51%	44%	54%	59%	112%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $51,881,576.
(d)	Not annualized for periods less than one year.

NOTE 10—Financial Highlights (continued)

	Class R
	Six months ended April 30, 2004
Net asset value, beginning of period	$8.90
Income from investment operations:
Net investment income (loss)	0.04	(a)
Net gains on securities (both realized and unrealized)	1.35
Total from investment operations	1.39
Less dividends from net investment income	(0.51)
Redemption fees added to shares of beneficial interest	0.00
Net asset value, end of period	$9.78
Total return(b)	10.26%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,570
Ratio of expenses to average net assets	1.96	%(c)
Ratio of net investment income to average net assets	1.01	%(c)
Portfolio turnover rate(d)	38%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Ratios are annualized and based on average daily net assets of $1,455,360.
(d)	Not annualized for periods less than one year.

Institutional Class
April 30, 2004 (Date sales commenced) to April 30, 2004
Net asset value, beginning of period	$9.78
Net investment income	—
Less dividends from net investment income	—
Redemption fees added to shares of beneficial interest	0.00
Net asset value, end of period	$9.78
Total return	—
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$147
Ratio of expenses to average net assets	—
Ratio of net investment income to average net assets	—
Portfolio turnover rate(a)	38%
(a)	Not annualized for periods less than one year.

NOTE 11—Legal Proceedings

Your Fund’s investment advisor, A I M Advisors, Inc. (“AIM”), is an indirect wholly owned subsidiary of AMVESCAP PLC (“AMVESCAP”). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. (“IFG”), was formerly the investment advisor to the INVESCO Funds. AIM succeeded IFG as the investment advisor to the INVESCO Funds other than INVESCO Variable Investment Funds, Inc. (“IVIF”) on November 25, 2003, and succeeded IFG as the investment advisor to IVIF on April 30, 2004.

The mutual fund industry as a whole is currently subject to a wide range of inquiries and litigation related to a wide range of issues, including issues of “market timing” and “late trading.” Both AIM and IFG are the subject of a number of such inquiries, as described below.

Regulatory Actions and Inquiries Concerning IFG

On December 2, 2003 each of the Securities and Exchange Commission (“SEC”) and the Office of the Attorney General of the State of New York (“NYAG”) filed civil proceedings against IFG and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of IFG. Mr. Cunningham also currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc. (“AIM Management”), the parent of AIM, and the position of Senior Vice President of AIM. As of April 23, 2004, Mr. Cunningham was granted a voluntary administrative leave of absence with pay. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Neither the Fund nor any of the other AIM or INVESCO Funds has been named as a defendant in any of these proceedings.

The SEC complaint alleges that IFG failed to disclose in the INVESCO Funds’ prospectuses and to the INVESCO Funds’ independent directors that IFG had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

The NYAG and Colorado complaints made substantially similar allegations. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

In addition, IFG has received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the INVESCO Funds. These regulators include the Florida Department of Financial Services, the Commissioner of Securities for the State of Georgia, the Office of the State Auditor for the State of West Virginia, the Office of the Secretary of State for West Virginia, the Colorado Securities Division and the Bureau of Securities of the State of New Jersey. IFG has also received more limited inquiries from the United States Department of Labor (“DOL”), the NASD, Inc. (“NASD”), the SEC and the United States Attorney’s Office for the Southern District of New York concerning certain specific INVESCO Funds, entities and/or individuals. IFG is providing full cooperation with respect to these inquiries.

Regulatory Inquiries Concerning AIM

AIM has also received inquiries in the form of subpoenas or other oral or written requests for information from various regulators concerning market timing activity, late trading, fair value pricing and other related issues concerning the AIM Funds. AIM has received requests for information and documents concerning these and related matters from the SEC, the Massachusetts Secretary of the Commonwealth, the Office of the State Auditor for the State of West Virginia and the Department of Banking for the State of Connecticut. In addition, AIM has received subpoenas concerning these and related matters from the NYAG, the United States Attorney’s Office for the District of Massachusetts, the Commissioner of Securities for the State of Georgia, the Office of the Secretary of State for West Virginia and the Bureau of Securities of the State of New Jersey. AIM has also received more limited inquiries from the DOL, the NASD, the SEC and the United States Attorney’s Office for the Southern District of New York concerning certain specific AIM Funds, entities and/or individuals. AIM is providing full cooperation with respect to these inquiries.

Response of AMVESCAP

AMVESCAP is seeking to resolve both the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM. AMVESCAP found, in its ongoing review of these matters, that shareholders were not always effectively protected from the potential adverse impact of market timing and illegal late trading through intermediaries. These findings were based, in part, on an extensive economic analysis by outside experts who have been retained by AMVESCAP to examine the impact of these activities. In light of these findings, AMVESCAP has publicly stated that any AIM or INVESCO Fund, or any shareholders thereof, harmed by these activities will receive full restitution. AMVESCAP has informed regulators of these findings. In addition, AMVESCAP has retained separate outside counsel to undertake a comprehensive review of AIM’s and IFG’s policies, procedures and practices, with the objective that they rank among the most effective in the fund industry. At the direction of the trustees of the AIM and INVESCO Funds, AMVESCAP will pay all of the expenses incurred by the AIM and INVESCO Funds related to market timing, including expenses incurred in connection with the pending regulatory complaints against IFG alleging market timing and the ongoing market timing investigations with respect to IFG and AIM.

For the period ended April 30, 2004, AMVESCAP has assumed $24,381 of expenses incurred by the Fund in connection with these matters, including legal, audit, shareholder servicing, communication and trustee expenses.

There can be no assurance that AMVESCAP will be able to reach a satisfactory settlement with the regulators, or that any such settlement will not include terms which would have the effect of barring either or both of IFG and AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, including but not limited to A I M Capital Management, Inc., AIM Funds Management Inc., INVESCO Global Asset Management (N.A.), Inc., INVESCO Institutional (N.A.), Inc. (“IINA”) and INVESCO Senior Secured Management, Inc., from serving as an investment advisor to any investment company registered under the Investment Company Act of 1940 (a “registered investment company”), including the Fund. The Fund has been informed by AIM that, if AIM is so barred, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund’s investment advisor. There can be no assurance that such exemptive relief will be granted. Any settlement with the regulators could also include terms which would bar Mr. Cunningham from serving as an officer or director of any registered investment company.

NOTE 11—Legal Proceedings (continued)

Private Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG, AIM, AIM Management, AMVESCAP, certain related entities and certain of their officers, including Mr. Cunningham) making allegations substantially similar to the allegations in the regulatory complaints against IFG described above. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; declaration that the advisory agreement is unenforceable or void; refund of advisory fees; interest; and attorneys’ and experts’ fees.

IFG has removed certain of the state court proceedings to Federal District Court. The Judicial Panel on Multidistrict Litigation (the “Panel”) has ruled that all actions pending in Federal court that allege market timing and/or late trading be transferred to the United States District Court for the District of Maryland for coordinated pre-trial proceedings. Some of the cases against IFG and the other AMVESCAP defendants have already been transferred to the District of Maryland in accordance with the Panel’s directive. AIM and IFG anticipate that in time most or all of the actions pending against them and the other AMVESCAP defendants alleging market timing and/or late trading will be transferred to the multidistrict litigation.

Other Private Actions

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, IINA, A I M Distributors, Inc. (“AIM Distributors”) and INVESCO Distributors, Inc. (“INVESCO Distributors”)) alleging that the defendants charged excessive advisory and distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in both Federal and state courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Certain other civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain INVESCO Funds, certain AIM Funds, IFG and AIM) alleging that certain AIM and INVESCO Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Additional lawsuits or regulatory actions arising out of the circumstances above and presenting similar allegations and requests for relief may be served or filed against the Fund, IFG, AIM, AIM Management, IINA, AIM Distributors, INVESCO Distributors, AMVESCAP and related entities and individuals in the future.

As a result of the above developments, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the matters described above may have on the Fund or AIM.

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bob R. Baker

Frank S. Bayley

James T. Bunch

Bruce L. Crockett

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll, Ph.D.

Mark H. Williamson

Robert H. Graham

Chairman and President

Mark H. Williamson

Executive Vice President

Kevin M. Carome

Senior Vice President, Secretary and Chief Legal Officer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Melville B. Cox

Vice President

Sidney M. Dilgren

Vice President and Treasurer

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza
Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Sub-Advisor

INVESCO Global Asset Management (N.A.), Inc.

One Midtown Plaza

1360 Peachtree Street, N.E.

Suite 100

Atlanta, GA 30309

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund1

AIM Mid Cap Growth Fund

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM Select Equity Fund

AIM Small Cap Equity Fund2

AIM Small Cap Growth Fund3

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

INVESCO Core Equity Fund

INVESCO Dynamics Fund

INVESCO Mid-Cap Growth Fund

INVESCO Small Company Growth Fund

INVESCO S&P 500 Index Fund

INVESCO Total Return Fund*

*	Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund

AIM Global Aggressive Growth Fund

AIM Global Equity Fund4

AIM Global Growth Fund

AIM Global Value Fund

AIM International Emerging Growth Fund

AIM International Growth Fund

AIM Trimark Fund

INVESCO International Core Equity Fund5

Sector Equity

AIM Global Health Care Fund

AIM Real Estate Fund

INVESCO Advantage Health Sciences Fund

INVESCO Energy Fund

INVESCO Financial Services Fund

INVESCO Gold & Precious Metals Fund

INVESCO Health Sciences Fund

INVESCO Leisure Fund

INVESCO Multi-Sector Fund

INVESCO Technology Fund

INVESCO Utilities Fund

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

INVESCO U.S. Government Money Fund

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[2]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[4]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[5]	Effective November 24, 2003, INVESCO International Blue Chip Value Fund was renamed INVESCO International Core Equity Fund.

If used after July 20, 2004, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $148 billion in assets for approximately 11 million shareholders, including individual investors, corporate clients and financial institutions. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $381 billion in assets under management. Data as of March 31, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other important information about AIM and INVESCO funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-ICE-SAR-1

[Your goals. Our solutions.]

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ITEM 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been a material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. The Registrant, formerly a Maryland corporation, was redomesticated as a Delaware statutory trust on November 25, 2003. As a Maryland corporation, the Registrant’s bylaws included procedures that shareholders of the Registrant must follow in recommending nominees to the Registrant’s Board of Directors. As part of the process of redomesticating as a Delaware statutory trust, the Registrant adopted new bylaws which include the same procedures that shareholders of the Registrant must follow in recommending nominees to the Registrant’s Board of Trustees (the “Board”) as were included in the Registrant’s prior bylaws. However, the Registrant’s current bylaws also include notice provisions that were not included in the Registrant’s prior bylaws.

Notice provisions set forth in the Registrant’s current bylaws require that any shareholder desiring to nominate a person for election as trustee at a shareholder meeting that has been called for the purpose of electing one or more trustees must submit to the secretary of the Registrant the nomination in writing at not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting. The notice must set forth: (i) as to each person whom the shareholder proposes to nominate for election or reelection as a trustee all information relating to such person that is required to be disclosed in solicitations of proxies for election of trustees in an election contest, or is otherwise required, in each case pursuant to Regulation 14A of the Securities Exchange Act of 1934, as amended (the “1934 Act”) (including such person’s written consent to being named in the proxy statement as a nominee and to serving as a trustee if elected); and (ii) as to the shareholder giving the notice and the beneficial owner, if any, on whose behalf the nomination is made: (a) the name and address of such shareholder, as they appear on the Registrant’s books, and of such beneficial owner; and (b) the number of shares of each series portfolio of the Registrant which are owned of record or beneficially by such shareholder and such beneficial owner.

The Registrant adopted Shareholder Communication Procedures (the “Procedures”) on December 10, 2003, which Procedures were amended effective June 9, 2004. The Procedures set forth the process by which shareholders of the Registrant may send communications to the Board. As originally drafted, the Procedures covered recommendations of nominees sent by shareholders to the Board or to an individual trustee. However, the amended Procedures adopted effective June 9, 2004 do not cover such shareholder communications. Therefore, the adoption of the amended Procedures could be viewed as a material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant of Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

11(a)(1)	Not applicable for semi-annual reports.

11(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-(2) under the Investment Company Act of 1940.

11(a)(3)	Not applicable.

11(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AIM International Mutual Funds

By:	/s/ Robert H. Graham
Robert H. Graham
Principal Executive Officer

Date:	July 2, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert H. Graham
Robert H. Graham
Principal Executive Officer

Date:	July 2, 2004

By:	/s/ Sidney M. Dilgren
Sidney M. Dilgren
Principal Financial Officer

Date:	July 2, 2004

EXHIBIT INDEX

11(a)(1)	Not applicable for semi-annual reports.

11(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

11(a)(3)	Not applicable.

11(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.